Document and Entity Information	Feb. 01, 2026
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 01, 2026
Entity Registrant Name	Fifth Third Bancorp
Entity Incorporation State Country Code	OH
Entity File Number	001-33653
Entity Tax Identification Number	31-0854434
Entity Address Address Line 1	Fifth Third Center
Entity Address Address Line 2	38 Fountain Square Plaza
Entity Address City Or Town	Cincinnati
Entity Address State Or Province	OH
Entity Address Postal Zip Code	45263
City Area Code	800
Local Phone Number	972-3030
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Effective February 1, 2026, Fifth Third Bancorp (“Fifth Third”) completed its previously announced acquisition of Comerica Incorporated (“Comerica”) pursuant to the Agreement and Plan of Merger, dated as of October 5, 2025, by and among Fifth Third, Fifth Third Financial Corporation, a wholly owned subsidiary of Fifth Third, Comerica and Comerica Holdings Incorporated, a wholly owned subsidiary of Comerica (the “Transaction”), as previously disclosed in Fifth Third’s Current Report on Form 8-K filed on February 2, 2026 (the “Original 8-K”). This Current Report on Form 8-K/A is being filed to amend Item 9.01 of the Original 8-K to include the financial statements of Comerica and pro forma financial information required by Item 9.01 of Form 8-K (this “Amendment No. 1”).The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that Fifth Third and Comerica would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Transaction. Except as described above, this Amendment No. 1 does not otherwise amend, modify, or update the disclosures contained in the Original 8-K.
Entity Central Index Key	0000035527
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Without Par Value
Trading Symbol	FITB
Security Exchange Name	NASDAQ
Depositary Shares Representing A 11000th Ownership Interest In A Share Of 6.625 Fixed To Floating Rate Not Cumulative Perpetual Preferred Stock Series I 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/1000th Ownership Interest in a Share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	FITBI
Security Exchange Name	NASDAQ
Depositary Shares Representing A 140th Ownership Interest In A Share Of 6.00 Non Cumulative Perpetual Class B Preferred Stock Series A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/40th Ownership Interest in a Share of 6.00% Non-Cumulative Perpetual Class B Preferred Stock, Series A
Trading Symbol	FITBP
Security Exchange Name	NASDAQ
Depositary Shares Representing A 140th Ownership Interest In A Share Of 6.875 Fixed Rate Reset Non Cumulative Perpetual Preferred Stock Series M [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/40th Ownership Interest in a Share of 6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series M
Trading Symbol	FITBM
Security Exchange Name	NASDAQ
Depositary Shares Representing A 11000th Ownership Interest In A Share Of 4.95 Non Cumulative Perpetual Preferred Stock Series K [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/1000th Ownership Interest in a Share of 4.95% Non-Cumulative Perpetual Preferred Stock, Series K
Trading Symbol	FITBO
Security Exchange Name	NASDAQ